FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 92,018
Moratorium liability	9,120
Convertible notes	345,000
Interest payments on convertible notes	39,028
Reclamation and Closure Cost Provision	130,688
Operating Expenditure Commitments	11,096
Capital commitments	13,311
Total contractual obligations	640,261
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	92,018
Moratorium liability	3,537
Convertible notes	115,000
Interest payments on convertible notes	7,403
Reclamation and Closure Cost Provision	9,556
Operating Expenditure Commitments	6,539
Capital commitments	13,311
Total contractual obligations	247,364
1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Moratorium liability	5,583
Convertible notes	0
Interest payments on convertible notes	11,500
Reclamation and Closure Cost Provision	5,694
Operating Expenditure Commitments	1,137
Capital commitments	0
Total contractual obligations	23,914
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Moratorium liability	0
Convertible notes	0
Interest payments on convertible notes	11,500
Reclamation and Closure Cost Provision	0
Operating Expenditure Commitments	980
Capital commitments	0
Total contractual obligations	12,480
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Moratorium liability	0
Convertible notes	230,000
Interest payments on convertible notes	8,625
Reclamation and Closure Cost Provision	115,438
Operating Expenditure Commitments	2,440
Capital commitments	0
Total contractual obligations	$ 356,503